Severance Indemnities And Pension Plans	6 Months Ended
Sep. 30, 2011
Severance Indemnities And Pension Plans [Abstract]
Severance Indemnities And Pension Plans

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic costs of pension benefits, severance indemnities plans ("SIP"s) and other benefits for the six months ended September 30, 2010 and 2011:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥19,337	¥20,002	¥3,181	¥471	¥3,036	¥536
Interest costs on projected benefit obligation	16,947	16,073	5,642	684	5,458	618
Expected return on plan assets	(28,427)	(28,002)	(7,869)	(565)	(7,315)	(566)
Amortization of net actuarial loss	7,019	14,018	1,864	259	1,922	250
Amortization of prior service cost	(5,230)	(5,270)	17	(32)	15	(29)
Amortization of net obligation at transition	—	—	—	60	—	54
Loss on settlement and curtailment	2,269	3,151	—	—	—	—

Net periodic benefit cost	¥11,915	¥19,972	¥2,835	¥877	¥3,116	¥863

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2011 and expects to contribute for the remainder of the fiscal year ending March 31, 2012 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2011	¥21.4	¥1.4	¥0.6
For the remainder of the fiscal year ending March 31, 2012	¥23.2	¥1.2	¥0.6